Segmental information - Summary of Information by Reportable Segment - Segmental Result (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reportable segments [line items]
Revenue	$ 1,784	$ 1,715	$ 1,803
Operating profit	763	678	1,499
Net finance costs	(85)	(87)	(87)
Profit before tax	678	591	1,412
Tax	(85)	(174)	(188)
Profit for the year	593	417	1,224
Before exceptional items [member]
Disclosure of reportable segments [line items]
Revenue	1,784	1,715	1,803
Operating profit	759	707	680
Profit before tax	674	620	593
Tax	(201)	(186)	(180)
Profit for the year	473	434	413
Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	4	(29)	819
Profit before tax	4	(29)	819
Tax	116	12	(8)
Profit for the year	120	(17)	811
Franchised [member]
Disclosure of reportable segments [line items]
Revenue	833	806	785
Franchised [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	707	693	669
Managed [member]
Disclosure of reportable segments [line items]
Revenue	619	595	591
Managed [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	255	239	241
Owned and leased [member]
Disclosure of reportable segments [line items]
Revenue	184	173	292
Owned and leased [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	31	26	57
Regional and central [member]
Disclosure of reportable segments [line items]
Revenue	148	141	135
Regional and central [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(234)	(251)	(287)
Americas [member]
Disclosure of reportable segments [line items]
Revenue	1,025	993	955
Operating profit	681	604	556
Americas [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	644	633	597
Americas [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	37	(29)	(41)
Americas [member] | Franchised [member]
Disclosure of reportable segments [line items]
Revenue	703	685	661
Americas [member] | Franchised [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	606	600	575
Americas [member] | Managed [member]
Disclosure of reportable segments [line items]
Revenue	172	172	166
Americas [member] | Managed [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	65	64	64
Americas [member] | Owned and leased [member]
Disclosure of reportable segments [line items]
Revenue	150	136	128
Americas [member] | Owned and leased [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	29	24	24
Americas [member] | Regional and central [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(56)	(55)	(66)
Europe [member]
Disclosure of reportable segments [line items]
Revenue	241	227	265
Operating profit	84	75	253
Europe [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	86	75	78
Europe [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(2)		175
Europe [member] | Franchised [member]
Disclosure of reportable segments [line items]
Revenue	109	102	104
Europe [member] | Franchised [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	85	78	77
Europe [member] | Managed [member]
Disclosure of reportable segments [line items]
Revenue	132	125	131
Europe [member] | Managed [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	26	22	28
Europe [member] | Owned and leased [member]
Disclosure of reportable segments [line items]
Revenue			30
Europe [member] | Owned and leased [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit			1
Europe [member] | Regional and central [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(25)	(25)	(28)
AMEA [member]
Disclosure of reportable segments [line items]
Revenue	244	237	241
Operating profit	85	82	84
AMEA [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	87	82	86
AMEA [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(2)		(2)
AMEA [member] | Franchised [member]
Disclosure of reportable segments [line items]
Revenue	17	16	16
AMEA [member] | Franchised [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	14	12	12
AMEA [member] | Managed [member]
Disclosure of reportable segments [line items]
Revenue	193	184	189
AMEA [member] | Managed [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	91	89	90
AMEA [member] | Owned and leased [member]
Disclosure of reportable segments [line items]
Revenue	34	37	36
AMEA [member] | Owned and leased [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	2	2	3
AMEA [member] | Regional and central [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(20)	(21)	(19)
Greater China [member]
Disclosure of reportable segments [line items]
Revenue	126	117	207
Operating profit	52	45	768
Greater China [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	52	45	70
Greater China [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit			698
Greater China [member] | Franchised [member]
Disclosure of reportable segments [line items]
Revenue	4	3	4
Greater China [member] | Franchised [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	2	3	5
Greater China [member] | Managed [member]
Disclosure of reportable segments [line items]
Revenue	122	114	105
Greater China [member] | Managed [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	73	64	59
Greater China [member] | Owned and leased [member]
Disclosure of reportable segments [line items]
Revenue			98
Greater China [member] | Owned and leased [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit			29
Greater China [member] | Regional and central [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(23)	(22)	(23)
Central [member]
Disclosure of reportable segments [line items]
Revenue	148	141	135
Operating profit	(139)	(128)	(162)
Central [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(110)	(128)	(151)
Central [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(29)		(11)
Central [member] | Regional and central [member]
Disclosure of reportable segments [line items]
Revenue	148	141	135
Central [member] | Regional and central [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	$ (110)	$ (128)	$ (151)